Liabilities arising from securities (Details 1)	12 Months Ended
Dec. 31, 2025
Indexers Domestic [Member]
IfrsStatementLineItems [Line Items]
Financial Bills CDI	100% to 106,75% of CDI
Financial Bills IPCA	100% of IPCA
Financial Bills Pre fixed	Pre fixed: 10.10% to 16.38%
Real estate credit notes - LCI CDI	70% to 105.8% of CDI
Real estate credit notes - LCI CDI pre fixed	Pre fixed: 5.20% to 15.66%
Agribusiness credit notes - LCA CDI	80% to 108% of CDI
Agribusiness credit notes - LCA Pre fixed	Pre fixed: 7.74% to 15.76%
Secured Real Estate Notes - LIG CDI	92% to 106% of CDI
Secured Real Estate Notes - LIG IPCA	100% of IPCA
Indexers Abroad [Member]
IfrsStatementLineItems [Line Items]
Eurobonds	Up to 15%
Eurobonds CDI	3.67% of SOFR